Note 39	6 Months Ended
Jun. 30, 2025
Depreciation and amortisation expense [abstract]
Disclosure of depreciation and amortisation expense [text block]	Depreciation and amortization
The breakdown of the balance under this heading in the condensed consolidated income statements is as follows:

DEPRECIATION AND AMORTIZATION (MILLIONS OF EUROS)

	June 2025	June 2024
Tangible assets	466	483
For own use	298	308
Right-of-use assets	166	173
Investment properties and other	2	2
Intangible assets	283	276
Total	749	759